Leases - Summary of information about right of use assets (Detail) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Leases [Abstract]
Balance at January 1	€ 243,250	€ 0
Addition		301,965
Depreciation charges	(52,203)	(58,715)
Impact of transaction of foreign currency	19,667
Balance at June 30, 2021	€ 210,714	€ 243,250